Schedule of related party transactions (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Assets		R$ 49,537,535		R$ 46,784,664
Revenue				18,633,249
Operating costs and expenses		R$ (19,119,637)		(13,347,822)	R$ (11,464,148)
Copel Ge T [Member] | Connection To The Transmission System Contracts [Member]
IfrsStatementLineItems [Line Items]
Description of maturity terms		August 17, 2031 until July 21, 2048
Controlling Shareholder [Member] | State Of Parana [Member] | Dividends Payable [Member]
IfrsStatementLineItems [Line Items]
Assets
Liabilities		916,379		749,338
Revenue
Operating costs and expenses
Controlling Shareholder [Member] | State Of Parana [Member] | C R C Transfer [Member]
IfrsStatementLineItems [Line Items]
Assets				1,392,624
Liabilities
Revenue		253,990		341,964	184,229
Operating costs and expenses
Controlling Shareholder [Member] | State Of Parana [Member] | Luz Fraterna Program [Member]
IfrsStatementLineItems [Line Items]
Assets	[1]	5,590		6,682
Liabilities	[1]
Revenue	[1]
Operating costs and expenses	[1]
Controlling Shareholder [Member] | State Of Parana [Member] | Tarifa Rural Noturna Program [Member]
IfrsStatementLineItems [Line Items]
Assets	[1]	10,378		8,168
Liabilities	[1]
Revenue	[1]
Operating costs and expenses	[1]
Controlling Shareholder [Member] | State Of Parana [Member] | Morar Bem Parana Program [Member]
IfrsStatementLineItems [Line Items]
Assets	[1]			1,057
Liabilities	[1]
Revenue	[1]
Operating costs and expenses	[1]
Controlling Shareholder [Member] | State Of Parana [Member] | Employees Transferred [Member]
IfrsStatementLineItems [Line Items]
Assets	[2]	19		87
Liabilities	[2]
Revenue	[2]
Operating costs and expenses	[2]
Controlling Shareholder [Member] | State Of Parana [Member] | Telecommunication Services [Member]
IfrsStatementLineItems [Line Items]
Assets	[3]			13,686
Liabilities	[3]
Revenue	[3]	19,201		43,248	43,011
Operating costs and expenses	[3]
Controlling Shareholder [Member] | State Of Parana [Member] | Sistema Meteorologico Do Parana Simepar [Member]
IfrsStatementLineItems [Line Items]
Assets	[3],[4]			2
Liabilities	[3],[4]	938		855
Revenue	[3],[4]	18		48
Operating costs and expenses	[3],[4]	(10,759)		(8,573)	(7,087)
Entities With Significant Influence [Member] | B N D E S And B N D E S P A R [Member] | Dividends Payable [Member]
IfrsStatementLineItems [Line Items]
Assets	[5]
Liabilities	[5]	733,939		568,315
Revenue	[5]
Operating costs and expenses	[5]
Entities With Significant Influence [Member] | B N D E S And B N D E S P A R [Member] | Financing [Member]
IfrsStatementLineItems [Line Items]
Assets
Liabilities		2,216,516		2,314,166
Revenue
Operating costs and expenses		(174,210)		(151,850)	(175,461)
Entities With Significant Influence [Member] | B N D E S And B N D E S P A R [Member] | Debentures Compagas [Member]
IfrsStatementLineItems [Line Items]
Assets
Liabilities				5,890
Revenue
Operating costs and expenses		(312)		(1,681)	(1,194)
Entities With Significant Influence [Member] | B N D E S And B N D E S P A R [Member] | Debentures Wind Farms [Member]
IfrsStatementLineItems [Line Items]
Assets	[6]
Liabilities	[6]	231,071		239,249
Revenue	[6]
Operating costs and expenses	[6]	(32,249)		(25,891)	(28,240)
State Of Parana Investee [Member] | Sanepar [Member]
IfrsStatementLineItems [Line Items]
Assets	[3],[7]			223
Liabilities	[3],[7]	436		582
Revenue	[3],[7]	2,164		4,956	4,710
Operating costs and expenses	[3],[7]	(8,256)		(6,598)	(5,852)
State Of Parana Investee [Member] | Use Water Eithdrawn From Plants Reservoirs [Member]
IfrsStatementLineItems [Line Items]
Assets
Liabilities
Revenue		477		620	480
Operating costs and expenses
Joint ventures [member] | Voltalia Sao Miguel Do Gostoso Mutual [Member] | Dividends [Member]
IfrsStatementLineItems [Line Items]
Assets		1,032		1,032
Liabilities
Revenue
Operating costs and expenses
Joint ventures [member] | Caiua Transmissora De Energia [Member]
IfrsStatementLineItems [Line Items]
Assets	[3],[8],[9],[10]	279		261
Liabilities	[3],[8],[9],[10]	1,144		1,401
Revenue	[3],[8],[9],[10]	3,275		3,114	2,792
Operating costs and expenses	[3],[8],[9],[10]	(17,439)		(16,267)	(14,233)
Joint ventures [member] | Caiua Transmissora De Energia [Member] | Dividends [Member]
IfrsStatementLineItems [Line Items]
Assets		2,150		4,443
Liabilities	[3],[8],[9],[10]
Revenue	[3],[8],[9],[10]
Operating costs and expenses	[3],[8],[9],[10]
Joint ventures [member] | Integracao Maranhense Transmissora [Member]
IfrsStatementLineItems [Line Items]
Assets	[8],[9]
Liabilities	[8],[9]	183		160
Revenue	[8],[9]
Operating costs and expenses	[8],[9]	(2,294)		(2,029)	(1,938)
Joint ventures [member] | Integracao Maranhense Transmissora [Member] | Dividends [Member]
IfrsStatementLineItems [Line Items]
Assets		2,274		3,806
Liabilities
Revenue
Operating costs and expenses
Joint ventures [member] | Matrincha Transmissora De Energia [Member]
IfrsStatementLineItems [Line Items]
Assets	[8],[9]
Liabilities	[8],[9]	1,065		959
Revenue	[8],[9]
Operating costs and expenses	[8],[9]	(13,442)		(11,259)	(10,137)
Joint ventures [member] | Matrincha Transmissora De Energia [Member] | Dividends [Member]
IfrsStatementLineItems [Line Items]
Assets		10,091		34,460
Liabilities	[8],[9]
Revenue	[8],[9]
Operating costs and expenses	[8],[9]
Joint ventures [member] | Guaraciaba Transmissora De Energia [Member]
IfrsStatementLineItems [Line Items]
Assets	[8],[9]
Liabilities	[8],[9]	489		436
Revenue	[8],[9]
Operating costs and expenses	[8],[9]	(6,185)		(5,348)	(4,853)
Joint ventures [member] | Guaraciaba Transmissora De Energia [Member] | Dividends [Member]
IfrsStatementLineItems [Line Items]
Assets		27,198		16,281
Revenue
Operating costs and expenses
Joint ventures [member] | Paranaiba Transmissora De Energia [Member]
IfrsStatementLineItems [Line Items]
Assets	[8],[9]
Liabilities	[8],[9]	726		649
Revenue	[8],[9]
Operating costs and expenses	[8],[9]	(9,170)		(8,141)	(6,514)
Joint ventures [member] | Paranaiba Transmissora De Energia [Member] | Dividends [Member]
IfrsStatementLineItems [Line Items]
Assets		4,973
Liabilities
Revenue
Operating costs and expenses
Joint ventures [member] | Cantareira Transmissora De Energia [Member]
IfrsStatementLineItems [Line Items]
Assets	[8],[9]
Liabilities	[8],[9]	596		468
Revenue	[8],[9]
Operating costs and expenses	[8],[9]	(6,569)		(5,912)	(5,403)
Joint ventures [member] | Cantareira Transmissora De Energia [Member] | Dividends [Member]
IfrsStatementLineItems [Line Items]
Assets		6,718		6,547
Liabilities
Revenue
Operating costs and expenses
Joint ventures [member] | Mata De Santa Genebra Transmissao [Member]
IfrsStatementLineItems [Line Items]
Assets	[8],[9],[11]	1,473		4,034
Liabilities	[8],[9],[11]	1,245		990
Revenue	[8],[9],[11]	18,795		17,636	16,449
Operating costs and expenses	[8],[9],[11]	(12,390)		(7,636)	(340)
Joint ventures [member] | Mata De Santa Genebra Transmissao [Member] | Dividends [Member]
IfrsStatementLineItems [Line Items]
Assets		13,614
Liabilities
Revenue
Operating costs and expenses
Associates [member] | Dona Francisca Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Assets		15		13
Liabilities		2,745		1,436
Revenue		164		162	145
Operating costs and expenses		(16,239)		(17,078)	(16,905)
Associates [member] | Dona Francisca Energetica S A [Member] | Dividends [Member]
IfrsStatementLineItems [Line Items]
Assets		86		97
Liabilities
Revenue
Operating costs and expenses
Associates [member] | Fozdo Chopim Energetica Ltda [Member]
IfrsStatementLineItems [Line Items]
Assets	[3],[12]	518		216
Liabilities	[3],[12]
Revenue	[3],[12]	3,010		2,675	2,538
Operating costs and expenses	[3],[12]
Key Management Staff [Member] | Fees And Social Security Charges [Member]
IfrsStatementLineItems [Line Items]
Assets
Liabilities
Revenue
Operating costs and expenses		(22,204)		(21,935)	(25,860)
Key Management Staff [Member] | Pension And Healthcare Plans [Member]
IfrsStatementLineItems [Line Items]
Assets
Liabilities
Revenue
Operating costs and expenses		(1,422)		(1,116)	(1,560)
Other related parties [member] | Pension And Healthcare Plans [Member]
IfrsStatementLineItems [Line Items]
Liabilities		1,295,174		1,493,614
Operating costs and expenses
Other related parties [member] | Administrative Property Rental [Member]
IfrsStatementLineItems [Line Items]
Liabilities		84,367		1,836
Operating costs and expenses		(6,996)		(1,285)	(2,520)
Other related parties [member] | Fundacao Copel [Member]
IfrsStatementLineItems [Line Items]
Assets	[3]			40
Liabilities	[3]
Revenue	[3]	173		315	285
Operating costs and expenses	[3]
Other related parties [member] | Administrative Property Rental [Member]
IfrsStatementLineItems [Line Items]
Assets
Revenue
Other related parties [member] | Pension And Healthcare Plans [Member]
IfrsStatementLineItems [Line Items]
Assets	[3]
Revenue	[3]
Other related parties [member] | Lactec [Member]
IfrsStatementLineItems [Line Items]
Assets	[3],[13]	5
Liabilities	[3],[13]	2,385		2,747
Revenue	[3],[13]	619		771
Operating costs and expenses	[3],[13]	(4,002)		(2,702)	(2,787)
Other related parties [member] | Lactec 1 [Member]
IfrsStatementLineItems [Line Items]
Revenue	[3],[13]			746
Other related parties [member] | Tecpa [Member]
IfrsStatementLineItems [Line Items]
Assets	[3],[14]			11
Revenue	[3],[14]	2,056		862
Operating costs and expenses	[3],[14]
Other related parties [member] | Celepa [Member]
IfrsStatementLineItems [Line Items]
Assets	[3],[15]			4
Liabilities	[3],[15]		[14]	2
Revenue	[3],[15]			23	51
Operating costs and expenses	[3],[15]	R$ (9)		R$ (50)	R$ (5)

[1]	Luz Fraterna
[2]	Reimbursement of wages and social charges for employees transferred to the Paraná State Government. Balances presented are net of expected credit loss.
[3]	Revenue of Copel TEL from telecommunications services and lease of equipment and infrastructure. The balances presented are net of expected credit losses.
[4]	The Sistema Meteorológico do Paraná - Simepar is a supplementary unit of the Independent Social Service Paraná Technology, linked to the State Department of Science, Technology and Higher Education. Simepar has contracts with Copel for services of weather forecast, meteorological reports, ampacity analysis, mapping and analyses of winds and atmospheric discharges.
[5]	BNDES is the parent company of BNDES Participações S.A. - BNDESPAR, which owns Copel shares (Note 31.1). On December 22, 2018, the shareholder agreement between the State of Paraná and BNDESPAR, signed on December 22, 1998, was ended.
[6]	BNDES and BNDESPAR acquired all the debentures issued by the subsidiaries Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus IV and Ventos de Santo Uriel.
[7]	Basic sanitation provided by Sanepar.
[8]	Charges for use of the transmission system due by Copel GeT, UEG Araucária and wind farms.
[9]	Copel DIS maintains a Contract for the Use of Transmission System (Cust) with ONS and power transmission concession operators whose subject matter is the contracting of Transmission System Use Amount (Must). Contracting is permanent and is regulated by ANEEL Normative Resolution 666/2015. Amounts are defined for four subsequent years, with annual reviews.
[10]	Operation and maintenance services agreement provided by Copel GeT, maturing on May 10, 2026. Transmission System Connection Agreement - CCT executed by Copel DIS, expiring by the end of the concession agreement of the distribution or transmission company, whichever takes place first.
[11]	Agreements entered by Copel GeT: for operation and maintenance services, maturing on February 1, 2023, rendering of owner’s engineering services, advisory and consulting services, expired on November 2020, and facility sharing, maturing on January 1, 2043.
[12]	Contracts entered into by Copel GeT: for operation and maintenance, maturing on May 23rd, 2025, and connection to the transmission system, maturing on January 1, 2043.
[13]	The Institute of Technology for Development (Lactec) is a Public Interest Civil Society Organization (OSCIP), in which Copel is an associate. Lactec has service and R&D contracts with Copel GeT, UEGA and Copel DIS, which are subject to prior or later control and approval by ANEEL. Copel COM provides services and sells energy to the institute.
[14]	Energy sale agreement signed between Copel COM and the Paraná Institute of Technology (Tecpar), a public company of the State Government that supports innovation and economic and social development in Paraná and Brazil.
[15]	Service agreements entered into with the Paraná Information Technology Company (Celepar), a mixed capital company that is part of the indirect administration of the State Government.